Rockefeller Intermediate Tax Exempt National Bond Fund
Rockefeller Intermediate Tax Exempt National Bond Fund
Rockefeller Intermediate Tax Exempt National Bond Fund

Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated April 30, 2014 to the

Prospectus dated December 26, 2013, as previously supplemented

Effective June 29, 2014, the Board of Trustees of the Trust, based upon the recommendation of Rockefeller & Co., Inc., (the “Adviser”), the adviser for the Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”), each a series of the Trust, has approved a non-material change to each Fund’s principal investment strategy.  The change eliminates each Fund’s requirement to invest 80% of its net assets in intermediate duration municipal bonds and other fixed-income securities.

The first paragraph under the sub-heading entitled “Principal Investment Strategies” beginning on page 13 of the “Summary Section” of the Prospectus is hereby revised as follows:

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Please retain this Supplement with your Prospectus for future reference.